ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET

8. ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets consisted of the following:

	December 31,
	2011	2012
Intangible assets gross amount
Software license and technology, including $1,506,158 acquired from Telegent (Note 3(c)) and $868,850 acquired from Chengdu Chuanyue (Note 3(a))	$64,446,959	$94,002,608
Completed technology acquired from Spreadtrum USA	28,695,000	28,695,000
Patented and completed technology acquired from Telegent (Note 3(c))	1,000,000	1,000,000
Patented and completed technology acquired from MobilePeak (Note 3(b))	10,300,000	10,300,000
In-progress research and development acquired from Chengdu Chuanyue (Note 3(a))	-	1,869,305
In-progress research and development acquired from MobilePeak (Note 3(b))	11,800,000	11,800,000
	116,241,959	147,666,913
Less: accumulated amortization
Software license and technology	(30,594,708)	(44,819,812)
Completed technology acquired from Spreadtrum USA	(4,749,282)	(5,875,653)
Patented and completed technology acquired from Telegent	(83,333)	(283,333)
Patented and completed technology acquired from MobilePeak	(286,111)	(1,430,555)
In-progress research and development acquired from Chengdu Chuanyue	-	-
In-progress research and development acquired from MobilePeak	-	-
	(35,713,434)	(52,409,353)
Less: accumulated impairment
Software license and technology	(9,430,794)	(9,441,579)
Completed technology acquired from Spreadtrum USA	(12,727,250)	(12,727,250)
Patented and completed technology acquired from Telegent	-	-
Patented and completed technology acquired from MobilePeak	-	-
In-progress research and development acquired from Chengdu Chuanyue	-	-
In-progress research and development acquired from MobilePeak	-	-
	(22,158,044)	(22,168,829)

Net book value
Software license and technology	24,421,457	39,741,217
Completed technology acquired from Spreadtrum USA	11,218,468	10,092,097
Patented and completed technology acquired from Telegent	916,667	716,667
Patented and completed technology acquired from MobilePeak	10,013,889	8,869,445
In-progress research and development acquired from Chengdu Chuanyue	-	1,869,305
In-progress research and development acquired from MobilePeak	11,800,000	11,800,000
	$58,370,481	$73,088,731

In 2011, the Company acquired approximately $35 million intangible assets, including $23 million from MobilePeak and Telegent and the remaining are mainly software and technology for the Company's own use.

In 2012, the Company acquired approximately $32 million intangible assets, including $2.7 million from Chengdu Chuanyue and the remaining are mainly software and technology acquired from various third party vendors for the Company's own use.

Acquired intangible assets are amortized over the estimated useful life. The Company recorded amortization expenses of $6,264,967, $13,228,815 and $18,475,107 for the years ended December 31, 2010, 2011 and 2012, respectively.

The weighted average estimated useful life of software license and technology is 3.37 years and 4.20 years as of December 31, 2011 and 2012, respectively, while the completed technology acquired from Spreadtrum USA is estimated to be 15 years at December 31, 2011 and 2012 and the completed technology acquired from Telegent and MobilePeak is estimated to be 5 years and 9 years at December 31, 2011 and 2012, respectively.

The Company estimated its amortization expenses, excluding in-process research and development, from its existing intangible assets as of December 31, 2012 in the future as follows:

2013	$20,176,787
2014	14,615,092
2015	7,818,242
2016	4,138,607
2017	3,310,886
2018 and thereafter	9,359,812
$59,419,426

In 2010, the Company identified that one technology was rapidly losing market acceptance to competing technology and believed that continued marketing of products using the technology would not be commercially viable. Accordingly, the Company believed these changes warranted the re-assessment of the recoverability of these intangible assets. As a result, the Company concluded that the technology had become obsolete and the remaining carrying amount of $4.5 million was fully impaired in 2010. Accordingly, the Company recorded a $4.5 million impairment loss on intangible assets during 2010. No impairment loss was recorded on intangible assets during 2011 and 2012.